May 3, 2018
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Horace Mann Life Insurance Company Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (File Nos. 333-138322/811-21974)
Commissioners:
On behalf of Horace Mann Life Insurance Company (the “Company”) and Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the “Account”), I am transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the forms of prospectus and statement of additional information for the variable annuity contracts offered by the Company through the Account that would have been filed under Rule 497(c) under the Securities Account of 1933 would not have differed from those contained in the above referenced registration statement that was filed electronically with the Securities and Exchange Commission on April 27, 2018.
If you have any questions or comments about this transmittal, please contact me at 217-788-5706 or Maureen Bolinger at 217-788-5720.
Sincerely,
/s/ Elizabeth E. Arthur
Elizabeth E. Arthur Assistant General Counsel, Horace Mann Life Insurance Company
cc:	Maureen Bolinger
The Horace Mann Companies    1 Horace Mann Plaza    Springfield, Illinois 62715-0001
217-789-2500    www.horacemann.com